Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Balances and Transactions [Abstract]
Schedule of Relationships with Related Parties

Relationships with related parties

Name of related parties	Relationship with the Group
Jiamei Cultural and Creative (Shenzhen) Co., Ltd (“Jiamei”)	Entity controlled by Mrs. Cheng
Mr. Cheng	Chief executive director and the controlling shareholder of the Group
Mrs. Cheng	A director of the Company
Mr. Zheng Hongrong	A director of Samfine SZ, a subsidiary of the Company

Schedule of Major Transactions with Related Parties

(a) Major transactions with related parties

		For the Six Months Ended June 30,
Name of related party	Transaction nature	2025	2026
		HK$	HK$	US$
		(Unaudited)	(Unaudited)	(Unaudited)
Jiamei	Sales	617,952	313,901	40,028
Mrs. Cheng	Rental expenses	1,664,855	1,881,000	239,862
Mr. Cheng	Commission paid	141,666	104,666	13,347
Mrs. Cheng	Commission paid	696,462	322,787	41.161

Schedule of Amount Due from Related Party	Due from a related party

As of December 31, 2025 and June 30, 2026, the balance of amount due from a related party was as follows:

Name of a related party	As of December 31, 2025	As of June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Jiamei	516,920	208,508	26,589

Schedule of Due to Related Parties

As of December 31, 2025 and June 30, 2026, the balances of amounts due to related parties were as follows:

Name of related parties	As of December 31, 2025	As of June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Mr. Cheng(i)	60,000	60,000	7,651
Mrs. Cheng(i)	40,000	20,000	2,550
	100,000	80,000	10,201

(i)	These balances represent commission for customer referral payable to Mr. Cheng and Mrs. Cheng. These balances were unsecured, interest-free and repayable on demand.